STOCKHOLDERS' EQUITY (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at ending	6,219,200
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning	6,219,200
Granted
Forfeited/Cancelled
Exercised
Outstanding at ending	6,219,200	6,219,200
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Exercise price per share [Roll Forward]
Outstanding at beginning	$ 0.625
Granted
Forfeited/Cancelled
Exercised
Outstanding at ending	0.625	$ 0.625
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at beginning	0.625
Granted
Forfeited/Cancelled
Exercised
Outstanding at ending	$ 0.625	$ 0.625
Warrant [Member] | QPAGOS Corporation - Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning	3,109,600
Granted		3,109,600
Forfeited/Cancelled
Exercised
Outstanding at ending		3,109,600
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Exercise price per share [Roll Forward]
Outstanding at beginning	$ 1.25
Granted		1.25
Forfeited/Cancelled
Exercised
Outstanding at ending		1.25
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at beginning	$ 1.25
Granted		1.25
Forfeited/Cancelled
Exercised
Outstanding at ending		$ 1.25